CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (Parenthetical)	Dec. 31, 2023	Dec. 31, 2022
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Percentage of revaluation of Colombian peso against US Dollar	20.54%
Percentage of devaluation of Colombian peso against US Dollar		20.82%